Regulatory Capital and Liquidity Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Mortgage Banking [Abstract]
Summary of Capital and Liquidity Requirements by Agencies

	December 31, 2016
	Net Worth (1)		Tangible Net Worth / Total Assets Ratio (1)		Liquidity (1)
Fannie Mae and Freddie Mac	Actual	Required	Actual	Required	Actual	Required
	(in thousands)
December 31, 2016	$392,056	$143,259	12%	6%	$26,670	$19,706
December 31, 2015	$409,930	$107,405	13%	6%	$46,030	$16,481

(1)	Calculated in accordance with the respective Agency’s capital and liquidity requirements.